UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamon U.S. Investment Advisors Limited
Address: 3510-3515 Jardine House Connaught Place Central Hong Kong

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edmond Wong
Title:     CFO
Phone:     852-2973-5315

Signature, Place, and Date of Signing:

      /s/  Edmond Wong     Hong Kong     1 Feb, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $172,028 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

28-


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SINA CORP	               ORD    		G81477104    39069   864545 SH       	SOLE                     0        0   864545
FOCUS MEDIA HLDG LD    	       SPONSORED ADR    34415V109    11095   700000 SH       	SOLE                	 0        0   700000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     7010  1000000 SH       	SOLE               	 0        0  1000000
MINDRAY MEDICAL INTL LTD       SPONSORED ADR    602675100    16197   477500 SH       	SOLE                	 0        0   477500
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    13914  2548415 SH       	SOLE                     0        0  2548415
SUNTEC PWR HLDGS CO LTD        ADR              86800C104    51028  3068411 SH       	SOLE               	 0        0  3068411
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105     4333   361072 SH       	SOLE                	 0        0   361072
AIRMEDIA GROUP INC             SPONSORED ADR    009411109      751   100000 SH       	SOLE                	 0        0   100000
VISIONCHINA MEDIA INC          SPONSORED ADR    92833U103    13450  1231700 SH       	SOLE               	 0        0  1231700
AMERICAN DAIRY INC             COM              025334103    15181   700246 SH       	SOLE                	 0        0   700246

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